Taxation	12 Months Ended
Dec. 31, 2022
Taxation
Taxation

16.Taxation

Cayman Islands

Under the current laws of the Cayman Islands, the Group is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands, entities incorporated in British Virgin Islands are not subject to tax on their income or capital gains.

Australia

Under the current laws of the Australia, entities incorporated in Australia are subject to income tax rate at 30%.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. In March 2018, the Hong Kong Government introduced a two-tiered profit tax rate regime by enacting the Inland Revenue (Amendment) (No.3) Ordinance 2018 (the “Ordinance”). Under the two-tiered profits tax rate regime, the first HK dollar 2 million of assessable profits of qualifying corporations is taxed at 8.25% and the remaining assessable profits at 16.5%. The Ordinance is effective from the year of assessment 2018-2019. According to the policy, if no election has been made, the whole of the taxpaying entity’s assessable profits will be chargeable to Profits Tax at the rate of 16.5% or 15%, as applicable. Because the preferential tax treatment is not elected by the Group, all the subsidiaries registered in Hong Kong are subject to income tax at a rate of 16.5%. Payments of dividends by the subsidiary to the Group are not subject to withholding tax in Hong Kong as the Group has no assessable profits during the years ended December 31, 2020, 2021 and 2022.

PRC

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. Effective January 1, 2008, the EIT Law in China unifies the enterprise income tax rate for the entities incorporated in China at 25% if they are not eligible for any preferential tax treatment. High and new technology enterprises enjoy a preferential tax rate of 15% under the EIT Law.

16.Taxation (Continued)

Sky City WFOE is qualified as a “high and new technology enterprise” under the EIT Law and is eligible for a preferential enterprise income tax rate of 15%, for the period from 2018 to 2024, so long as it obtains approval from the relevant tax authority and if it is profitable during the period. In addition, Sky City WFOE was qualified as an eligible software enterprise before the income tax year-end final settlement in 2019. As a result of this qualification, it is entitled to a tax holiday of a full exemption for the year ended December 31, 2019, in which its taxable income is greater than zero, followed by a three-year 50% exemption.

Pintec Beijing WFOE is qualified as a “high and new technology enterprise” under the EIT Law and is eligible for a preferential enterprise income tax rate of 15% for the period from 2018 to 2020, as long as it obtains approval from the relevant tax authority, and is profitable during the period, it could apply the income tax rate of 15%. However, from 2021, the Company did not apply for renewal as they did not expect to be profitable in the near future. Therefore, they are subject to an income tax rate of 25% from 2021.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25 % for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body “as” the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC should be considered as a resident enterprise for the PRC tax purposes for the years ended December 31, 2020, 2021 and 2022.

Withholding tax on undistributed dividends

The EIT law also imposes a withholding income tax of 10% on dividends distributed by a foreign investment enterprise (“FIE”) to its immediate holding company outside China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company is incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5%. The Group did not record any dividend withholding tax, as the Group’s FIE, the PRC WFOE, has no retained earnings in any of the period presented.

The following table sets forth current and deferred portion of income tax expense of the Company’s China subsidiaries, overseas subsidiaries, VIEs, and subsidiaries of the VIEs:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current income tax expense	2,281	5,027	1,545
Deferred income tax expense	46,915	1,845	977
Income tax expense	49,196	6,872	2,522

Loss before income tax expense was attributable to the following geographic locations:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
PRC	207,533	73,988	175,801
Others	39,411	27,960	18,234
Total loss before income tax expense	246,944	101,948	194,035

16.Taxation (Continued)

The following table sets forth reconciliation between the statutory EIT rate and the effective tax rates:

	For the years ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Statutory income tax rate in PRC	25.00%	25.00%	25.00%
Tax effect of different tax rates in other jurisdictions	(0.01)%	(0.39)%	(0.37)%
Tax effect of tax-exempt entities *	(4.69)%	(1.89)%	(0.53)%
Tax effect of expired tax attribute carryforwards	(0.86)%	(4.57)%	(4.03)%
Tax effect of preferred tax rate	(1.55)%	(7.85)%	(1.47)%
Tax effect of R&D expense additional deduction	0.98%	1.59%	0.97%
Tax effect of non-deductible interest expenses	(1.92)%	—%	—%
Tax effect of goodwill impairment	(3.37)%	—%	—%
Tax effect of non-deductible expenses	1.82%	(0.29)%	(0.54)%
Tax effect of deferred tax effect of tax rate change	0.13%	6.88%	1.44%
Changes in valuation allowance	(35.45)%	(25.22)%	(21.77)%
Effective tax rate	(19.92)%	(6.74)%	(1.30)%

*Tax-exempt entities represent entities entity incorporated in the Cayman Islands for which the statutory tax rate is zero.

In general, the PRC tax authority has up to five years to conduct examinations of the Company’s tax filings. Accordingly, the tax years from 2019 to 2022 of the Company’s PRC subsidiaries remain open to examination by the taxing jurisdictions. The Group had unrecognized tax benefits of RMB14,421 and RMB14,421 which were included in the income tax payable balance as of December 31, 2021 and 2022, respectively. The amount of unrecognized tax benefit that if recognized would affect the effective tax rate as of December 31, 2021 and 2022 was RMB14,421 and RMB14,421, respectively.

The Group recognizes interest expenses and penalty charges related to uncertain tax positions as necessary in the provision for income taxes. For the years ended December 31, 2020, 2021 and 2022, no interest expense or penalty was accrued in relation to the unrecognized tax benefit. The Group has a liability for accrued interest of nil and nil as of December 31, 2021 and 2022, respectively.

ASC 740 states that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, on the basis of the technical merits. The Group record unrecognized tax benefits as liabilities in accordance with ASC 740 and adjust these liabilities when the Group's judgment changes as a result of the evaluation of new information not previously available. However, due to the uncertain and complex application of tax regulations, it is possible that the ultimate resolution of uncertain tax positions may result in liabilities which could be materially different from these estimates. In such an event, the Group will record additional tax expense or tax benefit in the period in which such resolution occurs. Due to statute expiration, RMB12,319 is expected to reverse in the next 12 months.

16.Taxation (Continued)

Deferred tax assets and deferred tax liabilities

The following table sets forth the significant components of the deferred tax assets and deferred tax liabilities:

Jurisdictions other than Australia

	As of December 31,
	2021	2022
	RMB	RMB
Deferred tax assets:
Allowance for doubtful accounts and credit losses	234,075	241,242
Impairment of long-term investment	706	22,498
Deductible advertising fees	225	—
Net operating loss carry forwards	62,347	74,072
Guarantee liabilities	57,383	57,112
Accrued expense	12,129	12,129
Subtotal	366,865	407,053
Less: valuation allowance	(365,888)	(407,053)
Total deferred tax assets, net	977	—
Deferred tax liabilities:
Intangible assets acquired in a business combination	(2,470)	(2,470)
Total deferred tax liabilities	(2,470)	(2,470)
Net deferred tax liabilities	(1,493)	(2,470)

Australia

	As of December 31,
	2021	2022
	RMB	RMB
Deferred tax assets:
Net operating loss carry forwards	8	—
Allowance for doubtful accounts and credit losses	1,175	—
Subtotal	1,183	—
Less: valuation allowance	(1,183)	—
Total deferred tax assets, net	—	—

Changes in valuation allowance are as follows:

	As of December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at beginning of the year	260,002	347,240	367,071
Additions	102,398	35,095	51,823
Reversals	(15,160)	(9,388)	(9,586)
Decrease in disposal of a subsidiary	—	(5,876)	(2,255)
Balance at end of the year	347,240	367,071	407,053

16.Taxation (Continued)

In September, 2021, the Group disposed FT Group, and valuation allowance decreased in the net amount of RMB5,876.

In May, 2022 the Group disposed Pintec Australia Pty Ltd. and its subsidiaries, and valuation allowance decreased in the net amount of RMB2,255.

For entities incorporated in Australia and Hong Kong, net loss can be carried forward indefinitely; for entities incorporated in PRC mainland, net loss can be carried forward for five years. As of December 31, 2022, the Group had net operating loss carryforwards of approximately nil, RMB19,362, and RMB335,419 for entities incorporated in Australia, Hong Kong and PRC mainland, respectively. As of December 31, 2022, the net operating loss carryforwards from PRC will expire, if unused, as follows:

	Net operating loss carryforwards due by schedule
	2023	2024	2025	2026	2027	Total
Net operating loss carryforwards	53,305	49,208	60,311	88,731	83,864	335,419